Goodwill and intangible assets - Disclosure of reconciliation of changes in intangible assets and goodwill (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning of period	£ 1,425
Intangible assets and goodwill, end of period	1,303	£ 1,425
Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning of period	3,370	3,279
Additions	398	696
Disposals	(159)	(141)
Exchange and other movements	454	464
Intangible assets and goodwill, end of period	3,155	3,370
Accumulated amortisation and impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning of period	(1,945)	(2,195)
Disposals	159	141
Amortisation charge	(192)	(187)
Impairment charge	0	(2)
Exchange and other movements	(126)	(298)
Intangible assets and goodwill, end of period	(1,852)	(1,945)
Goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning of period	539
Intangible assets and goodwill, end of period	509	539
Goodwill | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning of period	607	335
Additions	0	263
Disposals	0	0
Exchange and other movements	30	(9)
Intangible assets and goodwill, end of period	577	607
Goodwill | Accumulated amortisation and impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning of period	(68)	(68)
Disposals	0	0
Amortisation charge	0	0
Impairment charge	0	0
Exchange and other movements	0	0
Intangible assets and goodwill, end of period	(68)	(68)
Software | Internally generated
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning of period	692
Intangible assets and goodwill, end of period	651	692
Software | Internally generated | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning of period	1,339	1,266
Additions	398	366
Disposals	(156)	(131)
Exchange and other movements	328	162
Intangible assets and goodwill, end of period	1,253	1,339
Software | Internally generated | Cost | BX
Reconciliation of changes in intangible assets and goodwill [abstract]
Exchange and other movements	248
Software | Internally generated | Accumulated amortisation and impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning of period	(647)	(623)
Disposals	156	131
Amortisation charge	(155)	(149)
Impairment charge	0	(2)
Exchange and other movements	(44)	4
Intangible assets and goodwill, end of period	(602)	(647)
Software | Other
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning of period	24
Intangible assets and goodwill, end of period	13	24
Software | Other | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning of period	65	73
Additions	0	1
Disposals	(1)	(10)
Exchange and other movements	4	(1)
Intangible assets and goodwill, end of period	60	65
Software | Other | Accumulated amortisation and impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning of period	(41)	(42)
Disposals	1	10
Amortisation charge	(8)	(8)
Impairment charge	0	0
Exchange and other movements	(1)	1
Intangible assets and goodwill, end of period	(47)	(41)
Customer lists
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning of period	97
Intangible assets and goodwill, end of period	71	97
Customer lists | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning of period	1,162	1,477
Additions	0	0
Disposals	0	0
Exchange and other movements	78	315
Intangible assets and goodwill, end of period	1,084	1,162
Customer lists | Accumulated amortisation and impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning of period	(1,065)	(1,345)
Disposals	0	0
Amortisation charge	(20)	(25)
Impairment charge	0	0
Exchange and other movements	(72)	(305)
Intangible assets and goodwill, end of period	(1,013)	(1,065)
Licences and other
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning of period	73
Intangible assets and goodwill, end of period	59	73
Licences and other | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning of period	197	128
Additions	0	66
Disposals	(2)	0
Exchange and other movements	14	(3)
Intangible assets and goodwill, end of period	181	197
Licences and other | Accumulated amortisation and impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning of period	(124)	(117)
Disposals	2	0
Amortisation charge	(9)	(5)
Impairment charge	0	0
Exchange and other movements	(9)	2
Intangible assets and goodwill, end of period	£ (122)	£ (124)